Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 695,594	$ 2,576,416	$ 8,417,203
Prepaid expenses	139,518	114,473	161,148
Marketable securities	1,642,995	2,887,215
Accrued interest income	7,226	14,901
Total current assets	2,485,333	5,593,005	8,578,351
Property and equipment, net	21,953	24,827	12,592
Other assets			6,480
Operating lease right-of-use asset	305,712	333,904	56,122
Total Assets	2,812,998	5,951,736	8,653,545
Current Liabilities
Accrued interest payable - related parties	130,898	110,453
Convertible notes payable, net	826,235	595,999
Derivative liability	504
Operating lease liability	62,092	52,479	62,823
Total Current Liabilities	1,384,620	1,042,237	975,676
Convertible notes payable non-current, net		135,089
Derivative liability	359,919	414,512
Operating lease liability non-current	267,025	304,127
Total Liabilities	2,011,564	1,895,965	975,676
Stockholders’ Equity
Series A Convertible Preferred Stock, $0.00001 par value; $1,000 per share liquidation value; 20,000,000 shares authorized; no shares outstanding
Common stock, $0.00001 par value; 100,000,000 shares authorized; 2,008,689 and 1,700,414 shares issued and outstanding, respectively	21	20	17
Additional paid in capital, as restated	29,996,963	29,489,055	26,518,433
Accumulated deficit, as restated	(29,195,550)	(25,433,304)	(18,840,581)
Total Stockholders’ Equity	801,434	4,055,771	7,677,869
Total Liabilities and Stockholders’ Equity	2,812,998	5,951,736	8,653,545
Nonrelated Party [Member]
Current Liabilities
Accounts payable and accrued expenses related party	364,891	282,860	116,745
Accrued interest payable - related parties		110,453
Related Party [Member]
Current Liabilities
Accounts payable and accrued expenses related party		446	12,500
Accrued interest payable - related parties			98,135
Notes payable to related parties			$ 685,473